Goodwill, Software And Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets acquired		¥ 400,321
Amortization of intangible assets		417,191	¥ 449,993	¥ 493,436
Accumulated amortization		5,530,456	5,390,151
Land		1,273,209	1,299,072
Intangible assets		100,161	94,566
Gains resulting from the exchange of rights				59,996
Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Co-Ownership Interest of Land
Intangible Assets by Major Class [Line Items]
Land				45,429
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Intangible assets		16,792	16,792	¥ 16,792
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets acquired		348,495
Accumulated amortization		¥ 4,994,941	¥ 4,881,797
Computer Software | Minimum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		7 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		12 years